Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
EBP, Schedule of Vesting Percentages
Participants previously within the Flagstar Bank 401(k) Plan with matching contributions made on their behalf prior to January 1, 2024 (“Flagstar Pre 2023 Matching Contributions”) generally become vested after having been employed by the Bank based on the following schedule:

Years of Service:	Percent Vested:
Less than 1 year	0%
1 year but less than 2	33%
2 years but less than 3	66%
3 or more years	100%